Insurance business - Movements in carrying amounts of insurance contracts - analysis by remaining coverage and incurred claims (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	$ (132)
Insurance revenue
Total insurance revenue	(3,228)	$ (2,752)	$ (2,259)
Insurance service expenses
Incurred claims and other insurance service expenses	906	1,044	907
Amortisation of insurance acquisition cash flows	397	296	163
Net finance expense from insurance contracts	9,800	6,200
Cash flows
Other movements	(4,300)	(23,500)
Closing assets	(118)	(132)
Insurance service result	1,825	1,310	1,078
– net finance expenses	7	(191)	(491)
Decrease through subsidiaries classified as held for sale	4,400	21,800
- assets held for sale
Cash flows
Insurance service result	200	0
– net finance expenses	(1,400)	0
Amounts recognised in profit or loss
Insurance service expenses
Net finance expense from insurance contracts	9,800	6,000
Amounts recognised in OCI
Insurance service expenses
Net finance expense from insurance contracts	0	200
Insurance Contracts, Life Direct Participating And Investment DPF contracts, Including Held-for-Sale Amounts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	(14)	(13)
Opening liabilities	103,414	117,037
Insurance contracts liability (asset) opening balance	103,400	117,024
Insurance revenue
Contracts under the fair value approach	(668)	(715)
Contracts under the modified retrospective approach	0	(141)
Other contracts	(1,573)	(1,229)
Total insurance revenue	(2,241)	(2,085)
Insurance service expenses
Incurred claims and other insurance service expenses	405	616
Amortisation of insurance acquisition cash flows	281	195
Losses and reversal of losses on onerous contracts	39	50
Adjustments to liabilities for incurred claims	7	6
Total insurance service expenses	732	867
Investment components	0	0
Insurance service result	(1,509)	(1,218)
Net finance expense from insurance contracts	9,812	5,761
Effect of movements in exchange rates	1,017	(1,176)
Total changes in the consolidated income statement and statement of comprehensive income	9,320	3,367
Cash flows
Premiums received	19,125	16,442
Claims, other insurance service expenses paid and other cash flows	(8,377)	(9,018)
Insurance acquisition cash flows	(1,109)	(835)
Total cash flows	9,639	6,589
Other movements	(4,137)	(23,580)
Insurance contracts liability (asset) closing balance	118,222	103,400	117,024
Closing assets	(12)	(14)	(13)
Closing liabilities	118,234	103,414	117,037
Insurance Contracts, Life Other Contracts, Including Held-for-Sale Amounts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	(118)	(239)
Opening liabilities	4,215	3,814
Insurance contracts liability (asset) opening balance	4,097	3,575
Insurance revenue
Contracts under the fair value approach	(153)	(217)
Contracts under the modified retrospective approach	0	(18)
Other contracts	(478)	(432)
Total insurance revenue	(631)	(667)
Insurance service expenses
Incurred claims and other insurance service expenses	343	428
Amortisation of insurance acquisition cash flows	103	101
Losses and reversal of losses on onerous contracts	41	73
Adjustments to liabilities for incurred claims	18	(27)
Total insurance service expenses	505	575
Investment components	0	0
Insurance service result	(126)	(92)
Net finance expense from insurance contracts	(5)	408
Effect of movements in exchange rates	152	(99)
Total changes in the consolidated income statement and statement of comprehensive income	21	217
Cash flows
Premiums received	2,001	1,950
Claims, other insurance service expenses paid and other cash flows	(1,275)	(1,506)
Insurance acquisition cash flows	(106)	(260)
Total cash flows	620	184
Other movements	(123)	121
Insurance contracts liability (asset) closing balance	4,615	4,097	3,575
Closing assets	(106)	(118)	(239)
Closing liabilities	4,721	4,215	3,814
Total
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	(132)	(252)
Opening liabilities	107,629	120,851
Insurance contracts liability (asset) opening balance	107,497	120,599
Insurance revenue
Contracts under the fair value approach	(821)	(932)
Contracts under the modified retrospective approach	0	(159)
Other contracts	(2,051)	(1,661)
Total insurance revenue	(2,872)	(2,752)
Insurance service expenses
Incurred claims and other insurance service expenses	748	1,044
Amortisation of insurance acquisition cash flows	384	296
Losses and reversal of losses on onerous contracts	80	123
Adjustments to liabilities for incurred claims	25	(21)
Total insurance service expenses	1,237	1,442
Investment components	0	0
Insurance service result	(1,635)	(1,310)
Net finance expense from insurance contracts	9,807	6,169
Effect of movements in exchange rates	1,169	(1,275)
Total changes in the consolidated income statement and statement of comprehensive income	9,341	3,584
Cash flows
Premiums received	21,126	18,392
Claims, other insurance service expenses paid and other cash flows	(9,652)	(10,524)
Insurance acquisition cash flows	(1,215)	(1,095)
Total cash flows	10,259	6,773
Other movements	(4,260)	(23,459)
Insurance contracts liability (asset) closing balance	122,837	107,497	120,599
Closing assets	(118)	(132)	(252)
Closing liabilities	122,955	107,629	120,851
Excluding loss component | Insurance Contracts, Life Direct Participating And Investment DPF contracts, Including Held-for-Sale Amounts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	(16)	(15)
Opening liabilities	103,045	116,546
Insurance contracts liability (asset) opening balance	103,029	116,531
Insurance revenue
Contracts under the fair value approach	(668)	(715)
Contracts under the modified retrospective approach	0	(141)
Other contracts	(1,573)	(1,229)
Total insurance revenue	(2,241)	(2,085)
Insurance service expenses
Incurred claims and other insurance service expenses	0	0
Amortisation of insurance acquisition cash flows	281	195
Losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	0	0
Total insurance service expenses	281	195
Investment components	(7,864)	(8,284)
Insurance service result	(9,824)	(10,174)
Net finance expense from insurance contracts	9,812	5,720
Effect of movements in exchange rates	999	(1,162)
Total changes in the consolidated income statement and statement of comprehensive income	987	(5,616)
Cash flows
Premiums received	19,125	16,442
Claims, other insurance service expenses paid and other cash flows	53	2
Insurance acquisition cash flows	(1,109)	(835)
Total cash flows	18,069	15,609
Other movements	(4,128)	(23,495)
Insurance contracts liability (asset) closing balance	117,957	103,029	116,531
Closing assets	(12)	(16)	(15)
Closing liabilities	117,969	103,045	116,546
Excluding loss component | Insurance Contracts, Life Other Contracts, Including Held-for-Sale Amounts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	(177)	(279)
Opening liabilities	3,748	3,400
Insurance contracts liability (asset) opening balance	3,571	3,121
Insurance revenue
Contracts under the fair value approach	(153)	(217)
Contracts under the modified retrospective approach	0	(18)
Other contracts	(478)	(432)
Total insurance revenue	(631)	(667)
Insurance service expenses
Incurred claims and other insurance service expenses	0	0
Amortisation of insurance acquisition cash flows	103	101
Losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	0	0
Total insurance service expenses	103	101
Investment components	(893)	(1,058)
Insurance service result	(1,421)	(1,624)
Net finance expense from insurance contracts	(7)	405
Effect of movements in exchange rates	115	(76)
Total changes in the consolidated income statement and statement of comprehensive income	(1,313)	(1,295)
Cash flows
Premiums received	2,001	1,950
Claims, other insurance service expenses paid and other cash flows	3	2
Insurance acquisition cash flows	(106)	(260)
Total cash flows	1,898	1,692
Other movements	(48)	53
Insurance contracts liability (asset) closing balance	4,108	3,571	3,121
Closing assets	(193)	(177)	(279)
Closing liabilities	4,301	3,748	3,400
Loss component | Insurance Contracts, Life Direct Participating And Investment DPF contracts, Including Held-for-Sale Amounts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	1	1
Opening liabilities	146	121
Insurance contracts liability (asset) opening balance	147	122
Insurance revenue
Contracts under the fair value approach	0	0
Contracts under the modified retrospective approach	0	0
Other contracts	0	0
Total insurance revenue	0	0
Insurance service expenses
Incurred claims and other insurance service expenses	(8)	(7)
Amortisation of insurance acquisition cash flows	0	0
Losses and reversal of losses on onerous contracts	39	50
Adjustments to liabilities for incurred claims	0	0
Total insurance service expenses	31	43
Investment components	0	0
Insurance service result	31	43
Net finance expense from insurance contracts	0	41
Effect of movements in exchange rates	10	(5)
Total changes in the consolidated income statement and statement of comprehensive income	41	79
Cash flows
Premiums received	0	0
Claims, other insurance service expenses paid and other cash flows	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Other movements	(13)	(54)
Insurance contracts liability (asset) closing balance	175	147	122
Closing assets	0	1	1
Closing liabilities	175	146	121
Loss component | Insurance Contracts, Life Other Contracts, Including Held-for-Sale Amounts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	(13)	(16)
Opening liabilities	224	191
Insurance contracts liability (asset) opening balance	211	175
Insurance revenue
Contracts under the fair value approach	0	0
Contracts under the modified retrospective approach	0	0
Other contracts	0	0
Total insurance revenue	0	0
Insurance service expenses
Incurred claims and other insurance service expenses	(34)	(49)
Amortisation of insurance acquisition cash flows	0	0
Losses and reversal of losses on onerous contracts	41	73
Adjustments to liabilities for incurred claims	0	0
Total insurance service expenses	7	24
Investment components	0	0
Insurance service result	7	24
Net finance expense from insurance contracts	2	3
Effect of movements in exchange rates	10	1
Total changes in the consolidated income statement and statement of comprehensive income	19	28
Cash flows
Premiums received	0	0
Claims, other insurance service expenses paid and other cash flows	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Other movements	(3)	8
Insurance contracts liability (asset) closing balance	227	211	175
Closing assets	47	(13)	(16)
Closing liabilities	180	224	191
Incurred claims | Insurance Contracts, Life Direct Participating And Investment DPF contracts, Including Held-for-Sale Amounts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	1	1
Opening liabilities	223	370
Insurance contracts liability (asset) opening balance	224	371
Insurance revenue
Contracts under the fair value approach	0	0
Contracts under the modified retrospective approach	0	0
Other contracts	0	0
Total insurance revenue	0	0
Insurance service expenses
Incurred claims and other insurance service expenses	413	623
Amortisation of insurance acquisition cash flows	0	0
Losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	7	6
Total insurance service expenses	420	629
Investment components	7,864	8,284
Insurance service result	8,284	8,913
Net finance expense from insurance contracts	0	0
Effect of movements in exchange rates	8	(9)
Total changes in the consolidated income statement and statement of comprehensive income	8,292	8,904
Cash flows
Premiums received	0	0
Claims, other insurance service expenses paid and other cash flows	(8,430)	(9,020)
Insurance acquisition cash flows	0	0
Total cash flows	(8,430)	(9,020)
Other movements	4	(31)
Insurance contracts liability (asset) closing balance	90	224	371
Closing assets	0	1	1
Closing liabilities	90	223	370
Incurred claims | Insurance Contracts, Life Other Contracts, Including Held-for-Sale Amounts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	72	56
Opening liabilities	243	223
Insurance contracts liability (asset) opening balance	315	279
Insurance revenue
Contracts under the fair value approach	0	0
Contracts under the modified retrospective approach	0	0
Other contracts	0	0
Total insurance revenue	0	0
Insurance service expenses
Incurred claims and other insurance service expenses	377	477
Amortisation of insurance acquisition cash flows	0	0
Losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	18	(27)
Total insurance service expenses	395	450
Investment components	893	1,058
Insurance service result	1,288	1,508
Net finance expense from insurance contracts	0	0
Effect of movements in exchange rates	27	(24)
Total changes in the consolidated income statement and statement of comprehensive income	1,315	1,484
Cash flows
Premiums received	0	0
Claims, other insurance service expenses paid and other cash flows	(1,278)	(1,508)
Insurance acquisition cash flows	0	0
Total cash flows	(1,278)	(1,508)
Other movements	(72)	60
Insurance contracts liability (asset) closing balance	280	315	279
Closing assets	40	72	56
Closing liabilities	$ 240	$ 243	$ 223